ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of components of accounts receivable
The components of accounts receivable at December 31 were as follows:

	2016	2015
Trade receivables	$121,384	$99,027
Less: allowance for doubtful accounts	(2,486)	(2,088)
	118,898	96,939
Sales taxes receivable	2,808	2,096
R&D tax credits	5,331	6,388
Other receivables	16,761	10,823
	$143,798	$116,246

Schedule of movement in the allowance for doubtful accounts
The movement in the allowance for doubtful accounts during the years ended December 31 were as follows:

	2016	2015	2014
Balance, beginning of year	$2,088	$2,275	$2,279
Bad debt expense	383	615	329
Write-offs and settlements	15	(792)	(290)
Foreign exchange	—	(10)	(43)
	$2,486	$2,088	$2,275